Royce Capital Fund - Micro-Cap Portfolio
Royce Capital Fund - Micro-Cap Portfolio
Investment Goal
Royce Micro-Cap Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Capital Fund - Micro-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012	Royce Capital Fund - Micro-Cap Portfolio Service Class 4/30/2012 - 4/30/2012	Royce Capital Fund - Small-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012	Royce Capital Fund - Small-Cap Portfolio Service Class 4/30/2012 - 4/30/2012
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none	none	none	none
Maximum deferred sales charge	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Capital Fund - Micro-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012		Royce Capital Fund - Micro-Cap Portfolio Service Class 4/30/2012 - 4/30/2012		Royce Capital Fund - Small-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012	Royce Capital Fund - Small-Cap Portfolio Service Class 4/30/2012 - 4/30/2012
Operating Expenses:
Management fees	1.25%		1.25%		1.00%	1.00%
Distribution (12b-1) fees	none		0.25%		none	0.25%
Other expenses	0.07%		0.10%		0.05%	0.05%
Acquired fund fees and expenses	0.02%		0.02%
Total annual Fund operating expenses	1.34%		1.62%		1.05%	1.30%
Fee waivers and/or expense reimbursements	none	[1]	(0.02%)	[1]
Total annual operating expenses after fee waivers and/or expense reimbursements	1.34%	[2]	1.60%	[2]
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.58% through April 30, 2013.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	Royce Capital Fund - Micro-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012 USD ($)	Royce Capital Fund - Micro-Cap Portfolio Service Class 4/30/2012 - 4/30/2012 USD ($)	Royce Capital Fund - Small-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012 USD ($)	Royce Capital Fund - Small-Cap Portfolio Service Class 4/30/2012 - 4/30/2012 USD ($)
Expense Example:
1 Year	136	163	107	132
3 Years	425	509	334	412
5 Years	734	879	579	713
10 Years	1,613	1,920	1,283	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies, a universe of more than 3,000 companies with market capitalizations up to $750 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.

Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Micro-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark, and the Russell 2000 Index. The Service Class commenced operations on May 2, 2006. Performance information prior to this date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns prior to May 2, 2006 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 31.36% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -29.64% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)
Average Annual Total Returns	Investment Class Royce Capital Fund - Micro-Cap Portfolio 4/30/2012 - 4/30/2012	Service Class Royce Capital Fund - Micro-Cap Portfolio 4/30/2012 - 4/30/2012	Investment Class Royce Capital Fund - Small-Cap Portfolio 4/30/2012 - 4/30/2012	Service Class Royce Capital Fund - Small-Cap Portfolio 4/30/2012 - 4/30/2012	Russell Microcap Index Royce Capital Fund - Micro-Cap Portfolio 4/30/2012 - 4/30/2012	Russell 2000 Index Royce Capital Fund - Micro-Cap Portfolio 4/30/2012 - 4/30/2012	Russell 2000 Index Royce Capital Fund - Small-Cap Portfolio 4/30/2012 - 4/30/2012
Average Annual Return:
Label	Return Before Taxes	Return Before Taxes	Return Before Taxes	Return Before Taxes	(Reflects no deductions for fees, expenses or taxes)	(Reflects no deductions for fees, expenses or taxes)	(Reflects no deductions for fees, expenses or taxes)
1 Year	(12.10%)	(12.26%)	(3.28%)	(3.55%)	(9.27%)	(4.18%)	(4.18%)
5 Years	1.27%	1.05%	2.35%	2.08%	(3.75%)	0.15%	0.15%
10 Years	7.85%	7.73%	7.91%	7.76%	4.63%	5.62%	5.62%

The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Royce Capital Fund - Small-Cap Portfolio
Royce Capital Fund - Small-Cap Portfolio
Investment Goal
Royce Small-Cap Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Capital Fund - Micro-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012	Royce Capital Fund - Micro-Cap Portfolio Service Class 4/30/2012 - 4/30/2012	Royce Capital Fund - Small-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012	Royce Capital Fund - Small-Cap Portfolio Service Class 4/30/2012 - 4/30/2012
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none	none	none	none
Maximum deferred sales charge	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce Capital Fund - Micro-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012		Royce Capital Fund - Micro-Cap Portfolio Service Class 4/30/2012 - 4/30/2012		Royce Capital Fund - Small-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012	Royce Capital Fund - Small-Cap Portfolio Service Class 4/30/2012 - 4/30/2012
Operating Expenses:
Management fees	1.25%		1.25%		1.00%	1.00%
Distribution (12b-1) fees	none		0.25%		none	0.25%
Other expenses	0.07%		0.10%		0.05%	0.05%
Acquired fund fees and expenses	0.02%		0.02%
Total annual Fund operating expenses	1.34%		1.62%		1.05%	1.30%
Fee waivers and/or expense reimbursements	none	[1]	(0.02%)	[1]
Total annual operating expenses after fee waivers and/or expense reimbursements	1.34%	[2]	1.60%	[2]
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.58% through April 30, 2013.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	Royce Capital Fund - Micro-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012 USD ($)	Royce Capital Fund - Micro-Cap Portfolio Service Class 4/30/2012 - 4/30/2012 USD ($)	Royce Capital Fund - Small-Cap Portfolio Investment Class 4/30/2012 - 4/30/2012 USD ($)	Royce Capital Fund - Small-Cap Portfolio Service Class 4/30/2012 - 4/30/2012 USD ($)
Expense Example:
1 Year	136	163	107	132
3 Years	425	509	334	412
5 Years	734	879	579	713
10 Years	1,613	1,920	1,283	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies, those with market capitalizations from $750 million to $2.5 billion. Using its value approach, Royce generally looks for companies that have excellent business strengths and/ or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Small- Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger cap companies or other asset classes. In addition, as of December 31, 2011 the Fund held a limited number of portfolio securities (less than 100) and therefore may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Service Class commenced operations on May 2, 2006. Performance information prior to this date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns prior to May 2, 2006 for that Class would have been lower.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class

During the period shown in the bar chart, the highest return for a calendar quarter was 22.60% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -24.29% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)
Average Annual Total Returns	Investment Class Royce Capital Fund - Micro-Cap Portfolio 4/30/2012 - 4/30/2012	Service Class Royce Capital Fund - Micro-Cap Portfolio 4/30/2012 - 4/30/2012	Investment Class Royce Capital Fund - Small-Cap Portfolio 4/30/2012 - 4/30/2012	Service Class Royce Capital Fund - Small-Cap Portfolio 4/30/2012 - 4/30/2012	Russell Microcap Index Royce Capital Fund - Micro-Cap Portfolio 4/30/2012 - 4/30/2012	Russell 2000 Index Royce Capital Fund - Micro-Cap Portfolio 4/30/2012 - 4/30/2012	Russell 2000 Index Royce Capital Fund - Small-Cap Portfolio 4/30/2012 - 4/30/2012
Average Annual Return:
Label	Return Before Taxes	Return Before Taxes	Return Before Taxes	Return Before Taxes	(Reflects no deductions for fees, expenses or taxes)	(Reflects no deductions for fees, expenses or taxes)	(Reflects no deductions for fees, expenses or taxes)
1 Year	(12.10%)	(12.26%)	(3.28%)	(3.55%)	(9.27%)	(4.18%)	(4.18%)
5 Years	1.27%	1.05%	2.35%	2.08%	(3.75%)	0.15%	0.15%
10 Years	7.85%	7.73%	7.91%	7.76%	4.63%	5.62%	5.62%

The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.